Share-based Compensation - Summary of Company's Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares
Outstanding at beginning of period (in shares)	7,160,861	6,989,856
Granted (in shares)	0	662,769
Exercised (in shares)	0	(274,037)
Forfeited (in shares)	0	(60,293)
Expired (in shares)	(93,269)	(157,434)
Outstanding at end of period (in shares)	7,067,592	7,160,861
Eligible for exercise (in shares)	6,613,099
Weighted Average Exercise Price
Outstanding at beginning of period (in usd per share)	$ 6.51	$ 6.57
Granted (in usd per share)	0	5.45
Exercised (in usd per share)	0	4.37
Forfeited (in usd per share)	0	5.50
Expired (in usd per share)	5.47	9.00
Outstanding at end of period (in usd per share)	6.52	$ 6.51
Eligible for exercise (in usd per share)	$ 6.59